Leases - Schedule Of Lease-Related Assets And Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Operating leases	$ 2,065	$ 2,113
Finance leases	587	637
Total lease assets	2,652	2,750
Liabilities
Operating leases	364	392
Finance leases	131	143
Right-of-use operating lease obligations	1,752	1,755
Finance leases	579	577
Total lease liabilities	$ 2,826	$ 2,867
Weighted-average remaining term:
Operating leases	10 years 1 month 6 days	10 years 2 months 12 days
Finance leases	9 years 6 months	10 years 4 months 24 days
Weighted-average discount rate:
Operating leases	4.40%	4.40%
Finance leases	4.50%	4.40%